S000004331 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	255 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.87%	13.78%	12.48%
S&P Transportation Select Industry FMC Capped Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.52%	8.91%	7.00%
iShares U.S. Transportation ETF
Prospectus [Line Items]
Average Annual Return, Percent		4.12%	7.94%	6.35%
Performance Inception Date					Oct. 06, 2003
iShares U.S. Transportation ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.86%	7.64%	6.06%
iShares U.S. Transportation ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.63%	6.21%	5.05%

[1]	Index returns through July 18, 2021 reflect the performance of the Dow Jones Transportation Average Index. Index returns beginning on July 19, 2021 reflect the performance of the S&P Transportation Select Industry FMC Capped Index, which, effective as of July 19, 2021, replaced the Dow Jones Transportation Average Index as the Underlying Index of the Fund.